Earnings per share - Reconciliation of Weighted Average Number Of ordinary Shares For Basic And Diluted Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share
Weighted average number of ordinary shares for basic earnings per share	18,130,912	18,204,262	19,739,686
Effect of share options to be issued	267,408	232,703	203,642
Effect of issue of ordinary shares related to Cubic Games Studio Ltd put option			87,897
Weighted average number of ordinary shares for diluted earnings per share	18,398,320	18,436,965	20,031,225